GOODWILL AND OTHER INTANGIBLE ASSETS - Amortization Expense of Intangible Assets (Details) $ in Millions	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 461
2026	469
2027	438
2028	365
2029	328
2030	$ 286